Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (92)	€ 431	€ 327
Shares [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	25	165	46
Debt securities and money market investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	(147)	242	211
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	16	20	16
Other [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 14	€ 3	€ 54